VIA EDGAR

November 10, 2009

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: Variable Annuity Account Seven ("Registrant")
    SunAmerica Annuity and Life Assurance Company ("Depositor")
    Polaris II A-Class Platinum Series Variable Annuity
    File No. 333-137882 and 811-09003
    Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j), under the Securities Act of 1933, as amended, (the "1933 Act"), Registrant certifies that the form of prospectus supplement dated November 9, 2009 to the prospectus dated July 27, 2009 (as supplemented) and the Statement of Additional Information dated July 27, 2009 that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 16 under the 1933 Act and Amendment No. 17 under the Investment Company Act of 1940, respectively, to Registrant's Form N-4 Registration Statement filed electronically with the Securities and Exchange Commission on November 9, 2009.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia B. Williams
-------------------------------------
Lucia B. Williams
Supervising Director
Variable Product Regulation